RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

21. RELATED PARTY TRANSACTIONS

Starting in the year ended December 31, 2010, the Company entered into copyright license agreements with Trade Lead and Tianshi, entities related via the shareholdings of a principal shareholder of the Company, Chengwei Partners, L.P., Chengwei Ventures Evergreen Fund, L.P and Chengwei Ventures Evergreen Advisors Fund, LLC, collectively referred to as Chengwei Funds, who is also a principal shareholder of Trade Lead and Tianshi. For the years ended December 31, 2010 and 2011, the Company paid RMB17,092 and RMB114,511, respectively, to Trade Lead to purchase licensed copyrights. In addition, the Company also entered into sublicensing agreements with Trade Lead and Tianshi and recognized sublicensing revenues of RMB5,594 and RMB768 in “net revenues” included in the consolidated statement of comprehensive loss for the years ended December 31, 2010 and 2011.

In September 2011, the Company acquired a 5% equity interest in Trade Lead and Tianshi for RMB1,707 in cash, previously held on deposit by Trade Lead. The balances due from/to between the Group, Trade Lead and Tianshi as of December 31, 2011 are included in the consolidated balance sheets as “amounts due from/to related party”, which represents the prepayments and payables to related party for purchase of licensed copyrights.

On January 6, 2012, the Company completed the acquisition of the remaining 95% equity interest in Trade Lead and Tianshi. As a result, the Company owns 100% equity interest in Trade Lead and Tianshi (Note 3).